Non-controlling interests (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Nov. 30, 2011	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			¥ 10,797
Capital contribution from NCI	¥ 1,459	¥ 32,906
Net profit (loss) and total comprehensive income attributable to NCI			3,681	¥ (4,234)	¥ 22,359
Payments to NCI upon liquidation of subsidiaries				(3,713)	0
Balance at June 30, 2020			16,222	10,797
Non-controlling interests
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			10,797	37,439
Capital contribution from NCI				2,450
Net profit (loss) and total comprehensive income attributable to NCI			3,681	(4,234)
Dividends paid to NCI				(21,145)
Payments to NCI upon liquidation of subsidiaries				(3,713)
Waving liabilities from non-controlling shareholders			1,744
Balance at June 30, 2020			16,222	10,797	37,439
Non-controlling interests | Haibo Education [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019				22,850
Capital contribution from NCI				0
Net profit (loss) and total comprehensive income attributable to NCI				(3,478)
Dividends paid to NCI				(17,670)
Payments to NCI upon liquidation of subsidiaries				(1,702)
Balance at June 30, 2020					22,850
Non-controlling interests | Haibo Logistic [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019				6,165
Capital contribution from NCI				0
Net profit (loss) and total comprehensive income attributable to NCI				(679)
Dividends paid to NCI				(3,475)
Payments to NCI upon liquidation of subsidiaries				(2,011)
Balance at June 30, 2020					6,165
Non-controlling interests | Zhenjiang Jianghe High School of Art [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			8,397	8,424
Capital contribution from NCI				0
Net profit (loss) and total comprehensive income attributable to NCI			(1,343)	(27)
Waving liabilities from non-controlling shareholders			1,744
Balance at June 30, 2020			8,798	8,397	8,424
Non-controlling interests | Juxian Technology [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			2,400	0
Capital contribution from NCI				2,450
Net profit (loss) and total comprehensive income attributable to NCI			4,620	(50)
Balance at June 30, 2020			7,020	2,400	0
Non-controlling interests | Xiantao Logistics [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019				0
Capital contribution from NCI				¥ 0
Net profit (loss) and total comprehensive income attributable to NCI			404
Balance at June 30, 2020			¥ 404		¥ 0